Document and Entity Information	12 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Entity Registrant Name	Zentek Ltd.
Entity Central Index Key	0001904501
Document Type	40-F
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2024
Trading Symbol	ZTEK
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Shares, no par value
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Document Annual Report	true
Document Registration Statement	false
Entity File Number	001-41310
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	24 Corporate Ct
Entity Address, City or Town	Guelph
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	N1G 5G5
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
City Area Code	1-844
Local Phone Number	730-9822
Entity Common Stock, Shares Outstanding	100,819,577
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Firm ID	1227
Auditor Location	Vancouver, Canada
Auditor Name	BDO Canada LLP
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	1-800
Local Phone Number	221-0102